28. INFORMATION ON COMPANIES WITH NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Information On Companies With Non-controlling Interests
INFORMATION ON COMPANIES WITH NON-CONTROLLING INTERESTS

The non-controlling interests (NCI) comprise the portions in equity and net earnings in 100 (Dec. 2017) subsidiaries that are not fully owned by the Group.

The list of subsidiaries (refer to the last note of these financial statements) provides the following information of subsidiaries with NCI’s: name, principal place of business by country, the proportion of ownership hold by the Group and the share capital (if applicable).

Our non-controlling interests consists of partners in either common law partnerships or LLC’s (collectively, “Joint Ventures”). Our partners own percentages of the Joint Ventures and are therefore entitled to distributions of net earnings. While there is some variation among our agreements, it is generally the case that the Executive Management Committee, controlled by Hudson’s majority of representatives, is obligated to distribute, each quarter, the excess of an appropriate reserve reasonably determined by the committee to be necessary to meet the current and anticipated needs of the Joint Venture. Such distributions are allocated among the partners, Hudson included, based on each partner’s percentage interest in the Joint Venture. Distributions are discretionary only to the extent that reserves are reasonably required as above stated.

Each of the Joint Ventures is treated as a separate operating entity and each has its own revenues and expenses. No expenses of Hudson are shared with any Joint Venture but Hudson does receive payments for “back office” services (financial, legal, HR, IT, etc.) that are provided to the Joint Venture by Hudson in amounts typically calculated as a percentage of the gross revenues of the Joint Venture. These amounts are stated in each Joint Venture agreement and vary by agreement. They are established at the time of agreement by calculating the internal cost for the services as a percentage of Hudson’s gross revenues and that percentage of the Joint Venture gross revenue is inserted in the Joint Venture agreement as Hudson’s compensation. Such payments are fees for services and not shared expenses.

In addition to the above, Hudson receives occasional, specific reimbursement for certain special services rendered and/or payroll expended on specific projects. Store openings are an example. Large numbers of Hudson personnel are made available to a Joint Venture in order to complete tasks in a mandated time frame that would be impossible to meet with the Joint Venture’s own employees.

With the exception of the one presented in the following tables, none of the subsidiaries have non-controlling interests that are material for the Group.

Summarized statement of comprehensive income

IN MILLIONS OF USD	2017	2016	2015
Hudson Las Vegas JV
Turnover	67.1	64.6	64.8
Depreciation, amortization and impairment	(1.3)	(1.4)	(0.8)
Net earnings for the year	10.9	9.6	11.1

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the net earnings Hudson Las Vegas	2.9	2.6	3.0

Non-controlling interests in other subsidiaries	26.9	23.7	23.0
Total comprehensive income attributable to NCI	29.8	26.3	26.0

Summarized statement of financial position

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016	DEC 31, 2015
Hudson Las Vegas JV
Cash and cash equivalents	5.2	4.1	6.5
Other current assets	7.2	8.0	5.4
Non-current assets	9.4	8.9	9.0
Other current liabilities	(3.5)	(3.5)	(4.5)
Net assets	18.3	17.5	16.4

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the equity Hudson Las Vegas	4.9	4.7	4.4

Non-controlling interests in other subsidiaries	73.8	67.5	63.4
Total net assets attributable to NCI	78.7	72.2	67.8